Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2018
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIEs' subsidiaries

	Equity
	interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. ("Jingdong Century")	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. ("Shanghai Shengdayuan")	100%	Shanghai, China, April 2011
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.	100%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
Jingdong Logistics Group Corporation	100%	Cayman Islands, January 2012
Jingdong Express Group Corporation ("Jingdong Express")	100%	Cayman Islands, January 2012
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. ("Beijing Shangke")	100%	Beijing, China, March 2012
Tianjin Star East Co., Ltd.	100%	Tianjin, China, April 2012
JD.com E-Commerce (Investment) Hong Kong Co., Ltd	100%	Hong Kong, China, July 2013
JD.com American Technologies Corporation	100%	Delaware, USA, August 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. ("Chongqing Haijia")	100%	Chongqing, China, June 2014
JD.com Overseas Innovation Limited	100%	Hong Kong, China, October 2014
JD.com International (Singapore) Pte. Ltd.	100%	Singapore, November 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD.com Asia Investment Corporation	100%	Cayman Islands, March 2015
Suqian Hanbang Investment Management Co., Ltd	100%	Jiangsu, China, January 2016
Xi'an Jingxundi Supply Chain Technology Co., Ltd. ("Xi'an Jingxundi")	100%	Xi'an, China, May 2017
Xi'an Jingdong Xuncheng Logistics Co., Ltd.	100%	Xi'an, China, June 2017
Jingdong Express International Limited	100%	British Virgin Islands, November 2017
Beijing Jinghong Logistics Co., Ltd.	100%	Beijing, China, November 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Logistics Holding Limited	100%	Cayman Islands, March 2018

Place and date of incorporation
Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. ("Jingdong 360")	Beijing, China, April 2007
Fortune Rising Holdings Ltd. ("Fortune Rising")	British Virgin Islands, May 2008
Jiangsu Yuanzhou E-commerce Co., Ltd. ("Jiangsu Yuanzhou")	Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. ("Jingdong Bangneng")	Jiangsu, China, August 2015
Xi'an Jingdong Xincheng Information Technology Co., Ltd. ("Xi'an Jingdong Xincheng")	Xi'an, China, June 2017

Consolidated VIEs' Subsidiaries
Beijing Jingbangda Trade Co., Ltd. ("Beijing Jingbangda")	Beijing, China, August 2012
Hengqin Junze Management Consulting Co., Ltd.	Guangdong, China, April 2017
Suqian Jingdong Mingfeng Enterprise Management Co., Ltd.	Jiangsu, China, July 2017
Suqian Jingdong Jinyi Enterprise Management Co., Ltd.	Jiangsu, China, August 2017
Suqian Jingdong Sanhong Enterprise Management Center (limited partnership)	Jiangsu, China, August 2017

Schedule of consolidated financial information

	As of December 31,
	2017	2018
	RMB	RMB
Total assets	19,281,227	23,878,253
Total liabilities	19,547,831	26,717,946

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total net revenues	4,338,450	15,926,297	37,561,128
Net loss	(8,366)	(115,318)	(2,646,122)

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	118,007	1,188,220	(1,144,849)
Net cash used in investing activities	(4,708,901)	(10,117,516)	(7,596,181)
Net cash provided by financing activities	4,499,914	9,626,497	8,902,074
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(90,980)	697,201	161,044
Cash, cash equivalents, and restricted cash at beginning of year	112,939	21,959	719,160
Cash, cash equivalents, and restricted cash at end of year	21,959	719,160	880,204